CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - ARS ($) $ in Millions		Equity attributable to Controlling Company	Outstanding shares, Capital nominal value		Outstanding shares, Inflation adjustment	Treasury shares, Capital nominal value	[9],[12]	Treasury shares, Inflation adjustment [12]	Treasury shares acquisition cost [12]	Contributed Surplus	Legal reserve	Special reserve for IFRS implementation	Voluntary reserve for capital investments [10]	Facultative		Voluntary reserve for future dividends payments	Other comprehensive results	Other deferred	Retained earnings	Equity attributable to non-controlling interest	Total
Balance at the beginning of the year at Dec. 31, 2015		$ 48,071	$ 198	[1]	$ 1,637					$ 1,266	$ 99	$ 107		$ 11,261	[2]		$ 295	$ 96	$ 33,112	$ 733	$ 48,804
Capital reduction	[3]		(1)	[1]	(1)									2	[2]
Facultative reserve constitution	[4]													3,588	[2]				(3,588)
Dividends	[4]	(1,563)																	(1,563)		(1,563)
Surplus capitalization	[5]		137	[1]	1,129					(1,266)
Facultative reserve partial reversal	[5]		866	[1]	825									(1,691)	[2]
Facultative reserve partial reversal	[6]	(1,464)												(1,464)	[2]						(1,464)
Share on reserve of Controlled companies		(83)																(83)			(83)
Comprehensive income:
Net income for the year		10,457																	10,457	89	10,546
Other comprehensive income (loss)		(1,535)															(1,535)			(32)	(1,567)
Total comprehensive income for the year		8,922															(1,535)		10,457	57	8,979
Balance at the end of the year at Dec. 31, 2016		53,883	1,200	[1]	3,590						99	107		11,696	[2]		(1,240)	13	38,418	790	54,673
Legal and facultative reserve	[7]										347			3,887	[2]				(4,234)
Dividends	[7]	(2,770)																	(2,770)		(2,770)
Facultative reserve partial reversal	[8]	(6,021)												(6,021)	[2]						(6,021)
Comprehensive income:
Net income for the year		9,731																	9,731	128	9,859
Other comprehensive income (loss)		(641)															(641)			(72)	(713)
Total comprehensive income for the year		9,090															(641)		9,731	56	9,146
Balance at the end of the year at Dec. 31, 2017		54,182	1,200	[1],[9]	3,590						446	107		9,562	[2],[10]		(1,881)	13	41,145	846	55,028
Facultative reserve constitution	[11]													1,769	[10]	$ 2,681			(4,450)
Incorporation of the Net Equity of the acquiree (Note 1.a)		66,642	969	[9]	39,604	$ 15		$ 152	$ (1,795)		1,819	869	$ 3,300			22,414	(316)	(5)	(384)	1,171	67,813
Retained earnings adjustment (Note 3.u and 3.v.)		24																	24	(21)	3
Merger effect (Note 1.a)		127,604	(15)	[9]	(45)					127,343							316	5		808	128,412
Call option reserve	[13]	(132)																(132)			(132)
Dividends	[14]	(28,822)														(14,111)			(14,711)		(28,822)
Increase in CV Berazategui shareholding (Note 3.d.6)		(237)																(237)		(5)	(242)
Comprehensive income:
Net income for the year		5,294																	5,294	242	5,536
Other comprehensive income (loss)		1,131															1,131			186	1,317
Total comprehensive income for the year		6,425															1,131		5,294	428	6,853
Balance at the end of the year at Dec. 31, 2018		$ 225,686	$ 2,154	[9]	$ 43,149	$ 15		$ 152	$ (1,795)	$ 127,343	$ 2,265	$ 976	$ 3,300	$ 11,331	[10]	$ 10,984	$ (750)	$ (356)	$ 26,918	$ 3,227	$ 228,913

[1]	As of December 31, 2017 and 2016, total shares (120,000), of $10,000 argentine peso of nominal value each, were issued and fully paid.
[2]	Corresponds to the Facultative Reserve to maintain the capital investments level and the current level of solvency.
[3]	As approved by the General Extraordinary Shareholders’ Meeting of Cablevisión held on January 12, 2016.
[4]	As approved by the General Ordinary and Extraordinary Shareholders’ Meeting of Cablevisión held on April 20, 2016.
[5]	Capitalization of Capital Surplus and Contributed Surplus and Facultative reserve partial reversal for its capitalization as approved by the General Extraordinary Shareholders’ Meeting of Cablevisión held on June 30, 2016.
[6]	For future dividends payments approved by the General Extraordinary Shareholders’ Meeting of Cablevisión held on June 30, 2016.
[7]	As approved by the Ordinary and Extraordinary Shareholders’ Meeting of Cablevisión held on March 30, 2017.
[8]	For future dividends payments approved by the General Extraordinary Shareholders’ Meeting of Cablevisión held on December 18, 2017.
[9]	As of December 31, 2018 total shares (2,168,909,384), of $1 argentine peso of nominal value each, were issued and fully paid. As of December 31,2018, 15,221,373 were treasury shares.
[10]	Correspond to the Facultative Reserves to maintain the capital investments level and the current level of solvency.
[11]	As approved by the General Ordinary Shareholders’ Meeting held on April 25, 2018.
[12]	Corresponds to 15,221,373 shares of $1 argentine peso of nominal value each, equivalent to 0.70% of total capital. The treasury shares acquisition costs amounted to 1,795. See Note 20 to these consolidated financial statements.
[13]	Call option reserve of non-controlling interest (See Note 3 d.4 to the consolidated financial statements).
[14]	As approved by the Company’s Board of Directors on January 31, 2018. Includes 14,711 of advanced dividends which were subsequently ratified by the General Ordinary Shareholders’ Meeting held on April 25, 2018.